OPERATING LEASE (Tables)	12 Months Ended
Sep. 30, 2022
Operating Lease
SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE

Balance sheet information related to the operating lease is as follows:

	September 30, 2022	September 30, 2021

Operating lease assets:
Operating lease right of use assets	$546,690	$201,007
Total operating lease assets	546,690	201,007

Operating lease obligations:
Current operating lease liabilities	230,182	62,871
Non-current operating lease liabilities	327,202	146,703
Total operating lease obligations	$557,384	$209,574

SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

September 30, 2022
Weighted-average remaining lease term	2.4 years

Weighted-average discount rate	4.75%

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES

The following table summarizes the maturity of operating lease liabilities as of September 30, 2022:

12 months ending March 31,	US$
2023	$250,681
2024	242,579
2025	94,955
Total lease payments	588,215
Less: imputed interest	(30,831)
Total lease liabilities	$557,384